Operating expenses (Tables)	6 Months Ended
Mar. 31, 2025
Operating expenses
Schedule of operating expenses

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 25	Mar 25
$m	2025	2024	2024	- Sept 24	- Mar 24
Staff
Employee remuneration, entitlements and on-costs	2,716	2,593	2,567	5	6
Superannuation	304	269	282	13	8
Share-based payments	54	52	45	4	20
Restructuring costs	41	54	37	(24)	11
Total staff	3,115	2,968	2,931	5	6
Occupancy
Operating lease rentals	61	51	65	20	(6)
Depreciation and impairment of property and equipment	210	232	223	(9)	(6)
Other	47	65	64	(28)	(27)
Total occupancy	318	348	352	(9)	(10)
Technology
Amortisation and impairment of software assets	485	447	461	9	5
Depreciation and impairment of IT equipment	56	55	70	2	(20)
Technology services	484	472	399	3	21
Software maintenance and licences	415	420	350	(1)	19
Telecommunications	40	47	43	(15)	(7)
Total technology	1,480	1,441	1,323	3	12
Other
Professional and processing services	338	389	409	(13)	(17)
Postage and stationery	70	69	61	1	15
Advertising	91	91	85	-	7
Non-lending losses	123	69	42	78	193
Amortisation and impairment of other intangible assets and deferred expenditure	1	1	33	-	(97)
Other expenses	162	173	159	(6)	2
Total other	785	792	789	(1)	(1)
Total operating expenses[a]	5,698	5,549	5,395	3	6

a.

Included items relating to remediation costs recognised as a $1 million addition to operating expenses (Second Half 2024: $9 million reduction, First Half 2024: $10 million addition). Refer to Note 13 (pages 101-105) for further details.